UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital, Ltd.

Address:  c/o HWR Services
          Craigmuir Chambers
          P.O. Box 71
          Road Town, Tortola
          British Virgin Islands

13F File Number: 28-10358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Director
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins              New York, New York       February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

    28-10356            King Street Capital Management, L.L.C.
    --------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No. Form 13F File Number Name

NONE              NONE                                                 NONE





03853.0002 #384692